UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Fidelis Investors Mortgage Fund I, LP1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of filing)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001898171

Fidelis Investors Mortgage Fund I, LP
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:

Brian Tortorella, (908) 402-8133

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

1 Fidelis Investors Mortgage Fund I, LP, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Fidelis Mortgage Trust 2026-RTL2

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIDELIS INVESTORS MORTGAGE FUND I, LP
By: Fidelis Investors LLC, its investment manager

Date: July 2, 2026

	By:	/s/ Brian Tortorella
Name: Brian Tortorella
Title: Managing Member

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Setpoint Executive Summary

Exhibit 99.2	Setpoint Due Diligence Report

Exhibit 99.3	Setpoint Due Diligence Summary

Exhibit 99.4	Setpoint Secondary Analysis